Summary of Goodwill (Details) - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2025	Dec. 31, 2024
Indefinite-Lived Intangible Assets [Line Items]
Goodwill - December 31, 2024		$ 18,972,475 [1]	$ 2,171,526
Additions to goodwill (Note 4)		3,019,246	19,526,409
Goodwill - June 30, 2025	[1]	21,991,721	18,972,475
Banzai Operating [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill - December 31, 2024		2,171,526	2,171,526
Additions to goodwill (Note 4)
Goodwill - June 30, 2025		2,171,526	2,171,526
Vidello [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill - December 31, 2024	[2]
Additions to goodwill (Note 4)		3,019,246
Goodwill - June 30, 2025	[2]	3,019,246
Open Reel [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill - December 31, 2024		16,800,949
Additions to goodwill (Note 4)			19,526,409
Goodwill - June 30, 2025		$ 16,800,949	$ 16,800,949

[1]	Measured at period-end.
[2]	Certain assets measured at the acquisition date.